Accounts Receivable and Advances from Clients - Accounts Receivable (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable – Trade	$ 168,101	$ 82,467
Less: Allowance for Doubtful Accounts	(144,770)	(57,512)
Accounts Receivable, net	23,331	$ 24,955
Beginning Balance	88,843
Additional deposits received	199,892
Less: Deposits recognized as revenue	(225,288)
[custom:AdvanceFromClient-0]	$ 63,447